INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2022			2021

	Description of securities

	Face	Amount	Book value	Book value
Name and issuer	value
Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	13,502	19,339

Emprendimientos de Gas del Sur S.A. (in liquidation)	$1	116,130	700	1,132

Gas Link S.A.	$1	502,962	140,300	43,900

Total			154,502	64,371